INVESTMENTS Q - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Net realized gains / (losses) related to sales of investments	$ (32.4)	$ 12.8	$ 120.6	$ (160.0)
Net change in unrealized gains / (losses) related to investments	227.8	$ (114.3)	(58.4)	$ 121.5
Debt securities, available-for-sale, accumulated gross unrealized gain (loss), before tax	$ 567.7		$ 567.7		$ 627.1